Fair value of financial instruments (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Schedule of Share-based Payment Award, Warrant Liability, Valuation Assumptions [Table Text Block]
	Expected	Expected dividend	Expected	Risk-free interest
Description	volatility	yield	term	rate
W arrant liability at July 31, 2013	131.40%	0%	3.01 years	1.00%
W arrant liability at January 31, 2013	99.80%	0%	3.59 years	0.65%

		Expected dividend		Risk-free interest
Description	Expected volatility	yield	Expected term	rate
Warrant liability at January 31, 2013	99.8%	0%	3.59 years	0.65%
Warrant liability at January 31, 2012	127.6%	0%	4.59 years	0.71%

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	July 31, 2013	(Level 1)	(Level 2)	(Level 3)
Warrant liability	$34,364	-	- $	34,364

		Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Warrant liability at January 31, 2013	$15,112	-	-	$15,112
Warrant liability at January 31, 2012	$53,948	-	-	$53,948

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using
unobservable inputs (Level 3):
Description	Warrant liability
Balance, January 31, 2013	$15,112
Total (gains) or losses	19,222
Purchases, issuances and	-
Transfers in or out of Level	-
Balance, July 31, 2013	$34,334

Fair value measurements using significant
unobservable inputs (Level 3):
Description	Warrant liability
Balance, January 31, 2011	$-
Total (gains) or losses	(18,428)
Purchases, issuances and settlements	72,376
Transfers in or out of Level 3	-
Balance, January 31, 2012	$53,948
Total (gains) or losses	(38,836)
Purchases, issuances and settlements	-
Transfers in or out of Level 3	-
Balance, January 31, 2013	$15,112